Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	4.66270%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,904,331.75

Principal:
Principal Collections	$27,375,142.28
Prepayments in Full	$14,361,408.11
Liquidation Proceeds	$682,943.08
Recoveries	$39,369.46
Sub Total	$42,458,862.93
Collections	$47,363,194.68

Purchase Amounts:
Purchase Amounts Related to Principal	$94,587.57
Purchase Amounts Related to Interest	$325.76
Sub Total	$94,913.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,458,108.01

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,458,108.01
Servicing Fee	$1,051,740.73	$1,051,740.73	$0.00	$0.00	$46,406,367.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,406,367.28
Interest - Class A-2a Notes	$1,313,621.69	$1,313,621.69	$0.00	$0.00	$45,092,745.59
Interest - Class A-2b Notes	$422,666.99	$422,666.99	$0.00	$0.00	$44,670,078.60
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$42,623,238.60
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$42,217,818.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,217,818.60
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$42,025,180.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,025,180.60
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$42,025,180.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,025,180.60
Regular Principal Payment	$48,839,054.08	$42,025,180.60	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$47,458,108.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$42,025,180.60
Total					$42,025,180.60

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$32,165,669.39	$78.88	$1,313,621.69	$3.22	$33,479,291.08	$82.10
Class A-2b Notes	$9,859,511.21	$78.88	$422,666.99	$3.38	$10,282,178.20	$82.26
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$42,025,180.60	$26.62	$4,381,186.68	$2.77	$46,406,367.28	$29.39

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$343,430,507.75	0.8421543	$311,264,838.36	0.7632782
Class A-2b Notes	$105,269,282.66	0.8421543	$95,409,771.45	0.7632782
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,164,839,790.41	0.7377353	$1,122,814,609.81	0.7111192

Pool Information
Weighted Average APR	4.836%	4.839%
Weighted Average Remaining Term	49.96	49.15
Number of Receivables Outstanding	36,060	35,403
Pool Balance	$1,262,088,879.46	$1,219,013,447.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,187,671,669.00	$1,147,579,684.89
Pool Factor	0.7497398	0.7241510

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$71,433,762.97
Targeted Overcollateralization Amount	$103,012,711.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$96,198,838.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$561,350.56
(Recoveries)		16	$39,369.46
Net Loss for Current Collection Period			$521,981.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4963%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4165%
Second Prior Collection Period			0.4736%
Prior Collection Period			0.9312%
Current Collection Period			0.5049%
Four Month Average (Current and Prior Three Collection Periods)			0.5816%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		638	$4,049,127.11
(Cumulative Recoveries)			$107,676.60
Cumulative Net Loss for All Collection Periods			$3,941,450.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2341%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,346.59
Average Net Loss for Receivables that have experienced a Realized Loss			$6,177.82

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.70%	193	$8,589,476.05
61-90 Days Delinquent	0.15%	42	$1,821,862.46
91-120 Days Delinquent	0.03%	7	$318,891.56
Over 120 Days Delinquent	0.03%	8	$375,963.89
Total Delinquent Receivables	0.91%	250	$11,106,193.96

Repossession Inventory:
Repossessed in the Current Collection Period		27	$1,257,602.38
Total Repossessed Inventory		39	$1,865,752.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1388%
Prior Collection Period			0.1303%
Current Collection Period			0.1610%
Three Month Average			0.1434%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2065%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	10

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	93	$4,111,416.29
2 Months Extended	115	$5,054,528.33
3+ Months Extended	19	$893,067.75

Total Receivables Extended	227	$10,059,012.37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer